Financial risk and capital management - Capital Management (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Abstract]
Net interest-bearing debt adjusted, including lease liabilities (ND1)	$ 12,176	$ 9,221
Net interest-bearing debt adjusted (ND2)	8,765	5,711
Capital employed adjusted, including lease liabilities (CE1)	52,674	51,601
Capital employed adjusted (CE2)	$ 49,262	$ 48,091
Net debt to capital employed adjusted, including lease liabilities (ND1/CE1)	23.10%	17.90%
Net debt to capital employed adjusted (ND2/CE2)	17.80%	11.90%